Financial Instruments (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Financial Instruments
Gold incurred a loss	$ 16,790,000	$ 14,230,000
Unrestricted cash	3,259	15,361
Working capital deficit	428	8,353,000
Accumulated deficit	(156,749,000)	(139,959)
Working capital	(3,124)	(7,644)
Cash payments	441
Recognized in prepaid expenses	$ 144	$ 65